Commitments and Contingencies - Additional Information (Detail) $ in Thousands, € in Millions, £ in Millions		1 Months Ended		12 Months Ended
	Oct. 31, 2017 EUR (€)	Mar. 31, 2019 USD ($)	Nov. 30, 2018 Customer	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2013 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)	Jan. 01, 2018 EUR (€)	[1]	Dec. 31, 2017 EUR (€)
Disclosure of commitments and contingencies [line items]
Net charge to income statement				€ 214					€ 320	[1]		€ 210
Litigation preliminary settlement amount granted by court							€ 25
Other provisions				214					320					€ 210
Guarantees Cancelled				€ 0
Sale of stock, consideration received	€ 295
Litigation provision [member]
Disclosure of commitments and contingencies [line items]
Net charge to income statement | $											$ 166,000
Policy holders objected to settlement				99.00%	99.00%
Policy holders opting out of settlement				1.00%	1.00%
Opted out shareholders value in Settlement fund				43.00%	43.00%
Other provisions				€ 14
Provision for unclaimed property [Member]
Disclosure of commitments and contingencies [line items]
Other provisions | $								$ 25,000
Transamerica Corporation [member] | LTCG [Member]
Disclosure of commitments and contingencies [line items]
Contractual obligations payment amount | $		$ 390,000
Atos BPS Ltd [member] | Aegon United Kingdom [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £						£ 60
Contractual obligations period				Next three years	Next three years
Contract agreement term				15-year	15-year
Number of customers | Customer			1,400,000
Aegon N.V [member]
Disclosure of commitments and contingencies [line items]
Net charge to income statement									10
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Alleged actual damages andpre-judgment interest | $					$ 120,000
Amount of damages and interest | $					$ 235
Contractual dispute period, description				A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. That dispute was resolved in Delaware court for USD 235 thousand plus interest in 2010. The plaintiff took the Delaware judgment relating to the 1976 dispute to a Nigerian court and alleged that it was entitled to approximately the same damages for 1977 through 1984 despite the absence of any contract relating to those years. The Nigerian trial court issued a judgment in favor of the plaintiff of the alleged actual damages as well as pre-judgment interest of approximately USD 120 million. On appeal this decision was reversed on procedural grounds and remanded back to the trial court which ruled to dismiss the case; however, the Plaintiff appealed the trial court’s ruling. The appeal is still pending. Aegon has no material assets located in Nigeria.	A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. That dispute was resolved in Delaware court for USD 235 thousand plus interest in 2010. The plaintiff took the Delaware judgment relating to the 1976 dispute to a Nigerian court and alleged that it was entitled to approximately the same damages for 1977 through 1984 despite the absence of any contract relating to those years. The Nigerian trial court issued a judgment in favor of the plaintiff of the alleged actual damages as well as pre-judgment interest of approximately USD 120 million. On appeal this decision was reversed on procedural grounds and remanded back to the trial court which ruled to dismiss the case; however, the Plaintiff appealed the trial court’s ruling. The appeal is still pending. Aegon has no material assets located in Nigeria.
Transamerica Corporation [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements				€ 1,666					3,164
Transamerica Corporation [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements				1,666					3,164
Transamerica Corporation [member] | TLIC Riverwood Reinsurance Inc [member]
Disclosure of commitments and contingencies [line items]
Cash payments of reinsurance obligations from subsidiary to third party									1,892					€ 1,793
Transamerica Corporation and Commonwealth General Corporation [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements				2,249					3,469
Transamerica Corporation and Commonwealth General Corporation [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements				2,249					3,469
Subsidiaries [member]
Disclosure of commitments and contingencies [line items]
Securities and notes issued under commercial paper program				0					614
Subsidiaries [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Other letter of credit agreements									60
Securities and notes issued under commercial paper program				0
Subsidiaries [member] | Aegon N.V [member]
Disclosure of commitments and contingencies [line items]
Securities and notes issued under commercial paper program				1,449					614
Subsidiaries [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Other letter of credit agreements				€ 10					€ 60

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.